SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
The Company's share capital consisted of the following as of December 31, 2016 and 2015:

	Authorized		Outstanding
	December 31,		December 31,
	2016	2015	2016	2015

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,321,573	35,294,755

Summary of Stock Option Activity
The following is a summary of activities relating to the Company's stock options granted to employees under the Company's plan during the year ended December 31, 2016:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	985,485	$32.28
Granted	38,000	36.08
Exercised	(178,771)	9.85
Forfeited	(18,010)	34.60
Outstanding - end of the year	826,704	$37.26	$330
Options exercisable at the end of the year	202,704	$38.32	$330
Vested and expected to vest	826,704	$37.26	$330

Summary of Activities Relating to Company's RSUs Granted to Employees
The following is a summary of activities relating to the Company's RSUs granted to employees under the Company's plan during the year ended December 31, 2016:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	55,100	$35.04
Granted	3,200	36.7
Exercised	-	-
Forfeited	(2,800)	34.60
Outstanding - end of the year	55,500	$35.16	$1,590
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	55,500	$35.16	$1,590

Schedule of Awards Outstanding
The awards outstanding as of December 31, 2016 have been separated into ranges of exercise price, as follows:

		Awards outstanding			Awards exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs	)	55,500	5.85	$0.01	-	-	-
$9.85		2,704	2.22	$9.85	2,704	2.22	9.85
$14.69		20,000	2.85	$14.69	20,000	2.85	14.69
$31.68-36.71		424,000	5.86	$34.73	-	-	-
$41.37-42.96		380,000	5.72	$41.45	180,000	3.15	41.37
		882,204			202,704

Schedule of Compensation Expenses
Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2016	2015

Cost of revenues	$452	$121
Research and development expenses	183	96
Selling and marketing expenses	727	259
General and administrative expenses	2,144	2,131

Total	$3,506	$2,607